AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2017

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 305	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 306	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 23, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 305 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating April 23, 2017, as the new effective date for Post-Effective Amendment No. 258 to the Trust’s Registration Statement, which was filed on August 11, 2016 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 264, 265, 266, 270, 271, 272, 273, 277, 278, 279, 280, 284, 289, 293 and 299 to the Trust’s Registration Statement filed on September 8, 2016, September 16, 2016, September 23, 2016, September 30, 2016, October 7, 2016, October 14, 2016, October 21, 2016, October 28, 2016, November 4, 2016, November 10, 2016, November 18, 2016, December 2, 2016, December 29, 2016, January 27, 2017 and February 24, 2017, respectively. This Amendment relates solely to PowerShares Government Collateral Pledge Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 258 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 298 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of March, 2017.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	March 24, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	March 24, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	March 24, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	March 24, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 24, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	March 24, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	March 24, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	March 24, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	March 24, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	March 24, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	March 24, 2017
Donald H. Wilson

*By: /s/ Anna Paglia		March 24, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement and incorporated by reference herein.

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